Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 663,889	$ 201,284	$ 1,469,556	$ 806,850	$ 1,016,962	$ 3,434,561
REVENUE – RELATED PARTY						18,060
TOTAL REVENUE	663,889	201,284	1,469,556	806,850	1,016,962	3,452,621
COST OF REVENUE	(157,745)	(36,663)	(340,559)	(149,877)	(297,333)	(775,855)
GROSS PROFIT	506,144	164,621	1,128,997	656,973	719,629	2,676,766
SELLING	(76,030)	(82,854)	(270,228)	(299,806)	(394,682)	(376,582)
COMMISSION	(167,395)	(76,817)	(344,061)	(258,030)	(316,267)	(830,659)
GENERAL AND ADMINISTRATIVE	(456,027)	(369,946)	(1,286,431)	(1,094,042)	(1,745,734)	(1,627,660)
PROVISION FOR DOUBTFUL ACCOUNTS				(121,598)	(121,514)
TOTAL OPERATING EXPENSES	(699,452)	(529,617)	(1,900,720)	(1,773,476)	(2,578,197)	(2,834,901)
LOSS FROM OPERATIONS	(193,308)	(364,996)	(771,723)	(1,116,503)	(1,858,568)	(158,135)
OTHER (EXPENSES) INCOME
Other (Expenses) Income, net	1,173	2,730	13,999	13,849	(42,753)	164,283
Interest income	3,820	5,827	12,071	19,997
Unrealized holding (loss) gain on marketable securities	(11,395)	(209,169)	(64,284)	(374,900)	(505,231)	350,137
Dividend income from marketable securities					18,939	160,062
Foreign exchange loss, net	(59,504)	(20,200)	(143,387)	(94,035)
TOTAL OTHER (EXPENSES) INCOME, NET	(65,906)	(220,812)	(181,601)	(435,089)	(529,045)	674,482
(LOSS) INCOME BEFORE INCOME TAXES	(259,214)	(585,808)	(953,324)	(1,551,592)	(2,387,613)	516,347
PROVISION FOR INCOME TAXES	18,997	14,543	10,317	4,452	(137,067)	(161,581)
NET (LOSS) INCOME	(240,217)	(571,265)	(943,007)	(1,547,140)	(2,524,680)	354,766
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	495		11,704		436
NET (LOSS) INCOME ATTRIBUTABLE TO AGAPE ATP CORPORATION	(240,712)	(571,265)	(954,711)	(1,547,140)	(2,524,244)	354,766
NET (LOSS) INCOME	(240,217)	(571,265)	(943,007)	(1,547,140)	(2,524,680)	354,766
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(51,216)	(20,017)	(124,395)	(94,648)	(87,615)	171,231
TOTAL COMPREHENSIVE (LOSS) INCOME	(291,433)	(591,282)	(1,067,402)	(1,641,788)	(2,612,295)	525,997
Less: Comprehensive loss attributable to non-controlling interests	(387)		(658)		(433)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO AGAPE ATP CORPORATION	$ (291,046)	$ (591,282)	$ (1,066,744)	$ (1,641,788)	$ (2,611,862)	$ 525,997
(LOSS) EARNINGS PER SHARE
Basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	75,452,012	376,452,047	91,991,092	376,452,047	376,216,452	376,387,778